POLICYHOLDER ACCOUNT BALANCES - Aggregate Fair Value of Separate Account Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Separate Accounts assets	$ 114,853	$ 147,306
Protection Solutions
Policyholder Account Balance [Line Items]
Separate Accounts assets	13,716	17,085
Individual Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	36,896	46,533
Group Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	28,087	34,359
Corp & Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	3,529	4,403
Legacy Segment
Policyholder Account Balance [Line Items]
Separate Accounts assets	32,625	44,926
Debt securities
Policyholder Account Balance [Line Items]
Separate Accounts assets	84	87
Debt securities | Protection Solutions
Policyholder Account Balance [Line Items]
Separate Accounts assets	58	61
Debt securities | Individual Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	1	1
Debt securities | Group Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	17	15
Debt securities | Corp & Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	8	10
Debt securities | Legacy Segment
Policyholder Account Balance [Line Items]
Separate Accounts assets	0	0
Common Stock
Policyholder Account Balance [Line Items]
Separate Accounts assets	2,189	2,757
Common Stock | Protection Solutions
Policyholder Account Balance [Line Items]
Separate Accounts assets	41	105
Common Stock | Individual Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	32	35
Common Stock | Group Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	430	33
Common Stock | Corp & Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	1,686	2,584
Common Stock | Legacy Segment
Policyholder Account Balance [Line Items]
Separate Accounts assets	0	0
Mutual Funds
Policyholder Account Balance [Line Items]
Separate Accounts assets	111,395	143,270
Mutual Funds | Protection Solutions
Policyholder Account Balance [Line Items]
Separate Accounts assets	13,498	16,793
Mutual Funds | Individual Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	36,860	46,494
Mutual Funds | Group Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	27,639	34,311
Mutual Funds | Corp & Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	773	746
Mutual Funds | Legacy Segment
Policyholder Account Balance [Line Items]
Separate Accounts assets	32,625	44,926
Bonds and Notes
Policyholder Account Balance [Line Items]
Separate Accounts assets	1,185	1,192
Bonds and Notes | Protection Solutions
Policyholder Account Balance [Line Items]
Separate Accounts assets	119	126
Bonds and Notes | Individual Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	3	3
Bonds and Notes | Group Retirement
Policyholder Account Balance [Line Items]
Separate Accounts assets	1	0
Bonds and Notes | Corp & Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	1,062	1,063
Bonds and Notes | Legacy Segment
Policyholder Account Balance [Line Items]
Separate Accounts assets	$ 0	$ 0